Intangible assets - Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Intangible assets - Goodwill (Tables) [Abstract]
Breakdown

Based on the assumptions described above, no impairment loss was recognized for goodwill at December 31, 2018, 2017 and 2016.

Thousand of reais	2018	2017	2016

Breakdown
Banco ABN Amro Real S.A. (Banco Real)	27,217,565	27,217,565	27,217,565
Olé Consignado (Current Company name of Banco Bonsucesso Consignado)	62,800	62,800	62,800
Super Pagamentos e Administração de Meios Eletrônicos Ltda. (Super)	13,050	13,050	13,050
Banco PSA Finance Brasil S.A.	1,557	1,557	-
Getnet Adquirência e Serviços para Meios de Pagamento S.A. (Santander Getnet)	1,039,304	1,039,304	1,039,304
BW Guirapá I S.A.	-	-	22,320
Ipanema Empreendimentos e Participações Ltda.	27,630	28,120	-
Santander Brasil Tecnologia S.A.	16,382	-	-
Others	-	1,860	-
Total	28,378,288	28,364,256	28,355,039

Main assumptions

	Commercial Banking
	2018	2017	2016
Main assumptions:
Basis of determining recoverable amounts	Value in use: cash flows
Period of the projections of cash flows (1)	5 years	5 years	5 years
Growth rate perpetual	5.1%	8.3%	8.0%
Discount rate (2)	13.6%	14.6%	15.2%

(1) The projections of cash flow are prepared using Management´s growth plans and internal budget, based on historical data, market expectations and conditions such as industry growth, interest rate and inflation.

(2) The discount rate is calculated based on the capital asset pricing model (CAPM). The discount rate before tax is 19.33% (2017 - 20.42% and 2016 - 20.23%).

Changes of goodwill

The changes of goodwill in December 31, 2018, 2017 and 2016 were as follows:

Thousand of reais	2018	2017	2016

Balance at beginning of the year	28,364,256	28,355,039	28,332,719
Additions (loss):
BW Guirapá (Note 3.c)	-	(22,320)	22,320
Banco PSA Finance Brasil S.A.	-	1,557	-
Ipanema Empreendimentos e Participações Ltda.	(490)	28,120	-
Santander Brasil Tecnologia S.A.	16,382	-	-
Others	(1,860)	1,860	-
Balance at end of the year	28,378,288	28,364,256	28,355,039